INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
INVENTORIES
Products available for sale	$ 170,094	$ 112,235
Goods in transit	277	7,589
Raw materials		1,506
Work-in-progress		31
Total	$ 170,371	$ 121,361